Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies
11.      Commitments and Contingencies

Oregon Health & Science University agreement

The Company has an exclusive license agreement with Oregon Health & Science University (“OHSU”) for exclusive worldwide license rights to intellectual property directed to thiol-based compounds, including STS and their use in oncology.  OHSU will receive certain milestone payments, a 2.5 percent royalty on net sales for licensed products and a 15 percent royalty on any consideration received from sublicensing of the licensed technology.  Milestone payment fees payable to OHSU include: $50 upon completion of Phase I clinical trials; $200 upon completion of Phase II clinical trials; $500 upon completion of Phase III clinical trials; and $250 upon first commercial sale for any licensed product.  To date, no milestone payments have been accrued or paid.

GlaxoSmithKline

On July 14, 2005, we entered into a development and license agreement with GlaxoSmithKline, or GSK.  The agreement included the in-license by our Company of GSK’s oncology product, eniluracil, and an option for GSK to license ADH-1.  As part of the transaction, GSK invested $3.0 million in our Company's common stock.  On October 11, 2006, the GSK option to license ADH-1 expired unexercised.  Under the terms of the agreement relating to eniluracil, we received an exclusive license to develop eniluracil for all indications and GSK retained options to buy-back and assume development of the compound at various points in time.

On March 1, 2007, the GSK agreement was amended and we purchased all of GSK’s remaining buy-back options for a fee of $1.0 million.  As a result of the amendment to the GSK agreement, we now may be required to pay GSK development and sales milestones and royalties.  Specifically, if we file a New Drug Application, or NDA, with the Food and Drug Administration, or FDA, we may be required to pay development milestones of $5.0 million to GSK.  Additionally, depending upon whether the NDA is approved by the FDA and whether eniluracil becomes a commercial success, we may be required to pay up to an additional $70.0 million in development and sales milestones for the initially approved indication, plus royalties in the low-double digit range based on annual net sales.  If we pursue other indications, we may also be required to pay up to an additional $15 million to GSK  for each FDA-approved indication. The GSK agreement continues until terminated by either party in the event of an uncured breach by  the breaching party after 60 days prior written notice.

McGill Agreement

On February 26, 2001, the Company entered into a general collaboration agreement with McGill that grants the Company a 27-year exclusive, worldwide license to develop, use and market certain cell adhesion technology and compounds.  The license agreement provides for the Company to pay future royalties of two percent of gross revenues from the use of the technology and compounds.  The agreement also provided for the Company to make payments as follows:

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CAD$100 if the Company has not filed an investigational new drug (“IND”) application, or similar application with Canadian, US, European or a recognized agency, relating to the licensed product prior to September 23, 2002.  On August 1, 2002, McGill acknowledged that work completed on the clinical development of ADH-1 was sufficient to meet the requirements of the September 23, 2002 milestone and thus no payment was required.

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CAD$100 if the Company has not commenced Phase II clinical trials in a recognized jurisdiction on any licensed product prior to September 23, 2004.  On September 20, 2004, McGill acknowledged that the Company had met obligations with respect to the September 23, 2004 milestone and thus no payment was required.

•	CAD$200 if the Company has not commenced Phase III clinical trials in a recognized jurisdiction on any licensed product prior to September 23, 2006, which was paid in fiscal year 2007.

In addition, the Company is required to fund mutually agreed upon research at McGill over a period of ten years totaling CAD$3,300.  Annual funding commenced in 2001 with a total payment of CAD$200 and increases annually by 10 percent through to the tenth year of the agreement when annual funding reaches CAD$500.  The additional research commitment can be deferred in any year if it exceeds five percent of the Company’s cash and cash equivalents and at December 31, 2009, there have been no deferrals with respect to this provision.  The Company receives certain intellectual property rights resulting from this research.

The agreement with McGill was terminated on November 19, 2009.